SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 3,711	$ 3,663
Finished goods	1,613,853	427,942
Cost of projects	12,176	34,792
Inventories, gross	1,629,740	466,397
Allowance for slow-moving or obsolete inventories	(263,146)	(211,719)
Inventories, net	$ 1,366,594	$ 254,678